Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
13. EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share attributable to Class A Shareholders is computed by dividing the earnings or loss attributable to Class A Shares by the weighted-average number of shares of Class A Shares outstanding during the period. Class E Shares do not participate in the earnings or losses of the Company until a Triggering Event has occurred, and therefore no earnings per share has been presented for these shares. The Company’s Class C and D Shares represent voting interests and do not participate in the earnings of the Company. Accordingly, earnings per share is not presented for Class C and D Shares.
As of June 30, 2021, the Company had 9,050,000 RSUs that have vested but have not been settled in Class A Shares. These contingently issuable shares have been included in the calculation of basic earnings (loss) per Class A Share, but do not participate in earnings until they are settled in Class A Shares.
Diluted earnings (loss) per Class A Share attributable to common shareholders adjusts basic earnings (loss) per Class A Share for the potentially dilutive impact of RSUs, Seller Earnout Units, Common Units, and warrants. Unvested RSUs and all outstanding warrants are included in dilutive earning per Class A Share using the treasury stock method. Common Units are included using the if-converted
method, which takes into account any incremental income tax expense that would have arisen had the Common Units converted into Class A Shares as of the beginning of the period. Seller Earnout Units are included in the denominator in computing dilutive earnings (loss) per Class A Share only when a Triggering Event has occurred, and therefore the contingency has been met. As of June 30, 2020, the Triggering Events on the Seller Earnout Units had not yet occurred
.

For the Period from May 19, 2021 to June 30, 2021	Net Loss Attributable to Class A Shareholders	Weighted-Average Class A Shares Outstanding	Loss Per Class A Share	Number of Units Excluded from Diluted Calculation
	(dollars in thousands, except per share amounts)
Basic	$(397,189)	329,055,258	$(1.21)

Effect of dilutive securities:
Common Units	(1,143,082)	923,037,080		—
Warrants	—	—		14,159,381
Earnout Securities	—	—		99,999,924

Diluted	$(1,540,271)	1,252,092,338	$(1.23)

The Company analyzed the calculation of earnings (loss) per share for periods prior to the Business Combination, and determined that it resulted in values that would not be meaningful to the users of the consolidated and combined financial statements, as the Company’s capital structure completely changed as a result of the Business Combination. Therefore, earnings (loss) per share information has not been presented for periods prior to the Business Combination.